Loans (Schedule Of Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013
Loans [Abstract]
Loans	$ 13,980.0	[1]	$ 13,814.3	[1]
Direct financing leases and leveraged leases	4,591.7	[1]	4,814.9	[1]
Finance receivables	18,571.7	[2]	18,629.2	[2]	18,525.7
Finance receivables held for sale	1,069.8		794.3
Finance and held for sale receivables	$ 19,641.5	[1]	$ 19,423.5	[1]

[1]	Assets held for sale on the Balance Sheet includes finance receivables and operating lease equipment. As discussed in subsequent tables, since the Company manages the credit risk and collections of finance receivables held for sale consistently with its finance receivables held for investment, the applicable amount is presented in this table.
[2]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.